Goldman Sachs SP 500 Premium Income ETF Average Annual Total Returns		12 Months Ended	26 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	26.07%
Goldman Sachs SP 500 Premium Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.39%	22.66%
Performance Inception Date	Oct. 24, 2023
Goldman Sachs SP 500 Premium Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.14%	20.21%
Goldman Sachs SP 500 Premium Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.56%	16.67%